Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Receivables (Tables), Accounts receivables-net [Text Block]

Philips Group

Accounts receivables-net

in millions of EUR

2017 - 2018

	2017	2018
Diagnosis & Treatment	1,489	1,601
Connected Care & Health Informatics	706	723
Personal Health	1,341	1,411
Other	72	70
Accounts receivable-net	3,609	3,805

Receivables (Tables), Aging analysis [Text Block]

Philips Group

Aging analysis

in millions of EUR

2017 - 2018

	2017	2018
current	3,046	3,222
overdue 1-30 days	256	228
overdue 31-180 days	242	270
overdue > 180 days	63	85
Accounts receivable-net	3,609	3,805

Receivables (Tables), Allowance for accounts receivable [Text Block]

Philips Group

Allowance for accounts receivable

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	301	318	215
Additions charged to expense	76	41	28
Deductions from allowance [1]	(64)	(36)	(28)
Transfer to assets held for sale		(92)
Other movements	5	(16)	(21)
Balance as of December 31	318	215	194
[1] Write-offs for which an allowance was previously provided.